Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent events
Subsequent events

20    Subsequent events

a.     On January 1, 2017, the number of shares reserved for future issuances under the 2016 Plan was increased to 9,112,496. On March 31, 2017, the Company granted 2,315,000 options with an exercise price of US$0.57 under the 2013 and 2014 Plan and granted 2,400,000 RSUs under 2016 Plan. The option grants have a contractual term of ten years.

b.     In January 2017, Wuhan Houdezaiwu Online Technology Co., Ltd. was incorporated as a wholly-owned subsidiary of Dasheng Zhixing in Wuhan.